UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2015




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
FEBRUARY 28, 2015

                                                                      (Form N-Q)

48470-0415                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
February 28, 2015 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (35.8%)

              COMMON STOCKS (24.4%)

              CONSUMER DISCRETIONARY (3.2%)
              -----------------------------
              ADVERTISING (0.1%)
   44,800     Omnicom Group, Inc.                                                        $    3,563
                                                                                         ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
   45,000     Michael Kors Holdings Ltd.*                                                     3,033
                                                                                         ----------
              AUTO PARTS & EQUIPMENT (0.8%)
  183,000     Johnson Controls, Inc.                                                          9,298
   92,700     Magna International, Inc.                                                      10,101
                                                                                         ----------
                                                                                             19,399
                                                                                         ----------
              AUTOMOBILE MANUFACTURERS (0.2%)
  345,000     Ford Motor Co.                                                                  5,637
                                                                                         ----------
              BROADCASTING (0.2%)
   85,000     CBS Corp. "B"                                                                   5,023
                                                                                         ----------
              CABLE & SATELLITE (0.4%)
  154,590     Comcast Corp. "A"                                                               9,180
                                                                                         ----------
              GENERAL MERCHANDISE STORES (0.1%)
   28,500     Dollar General Corp.*                                                           2,070
                                                                                         ----------
              HOME IMPROVEMENT RETAIL (0.5%)
  100,700     Home Depot, Inc.                                                               11,555
                                                                                         ----------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
  121,000     Carnival Corp.                                                                  5,323
   45,000     Royal Caribbean Cruises Ltd.                                                    3,439
                                                                                         ----------
                                                                                              8,762
                                                                                         ----------
              SPECIALIZED CONSUMER SERVICES (0.3%)
  255,900     H&R Block, Inc.                                                                 8,739
                                                                                         ----------
              SPECIALTY STORES (0.2%)
   46,351     Signet Jewelers Ltd.                                                            5,557
                                                                                         ----------
              Total Consumer Discretionary                                                   82,518
                                                                                         ----------

              CONSUMER STAPLES (1.2%)
              -----------------------
              DRUG RETAIL (0.9%)
   82,180     CVS Health Corp.                                                                8,536
  166,800     Walgreens Boots Alliance, Inc.                                                 13,858
                                                                                         ----------
                                                                                             22,394
                                                                                         ----------
              FOOD DISTRIBUTORS (0.2%)
  100,000     Sysco Corp.                                                                     3,899
                                                                                         ----------

================================================================================

1  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (0.1%)
   40,800     Procter & Gamble Co.                                                       $    3,473
                                                                                         ----------
              Total Consumer Staples                                                         29,766
                                                                                         ----------
              ENERGY (2.5%)
              -------------
              INTEGRATED OIL & GAS (0.8%)
   24,230     Chevron Corp.                                                                   2,585
  225,100     Occidental Petroleum Corp.                                                     17,531
                                                                                         ----------
                                                                                             20,116
                                                                                         ----------
              OIL & GAS DRILLING (0.0%)
    8,135     Transocean Ltd.                                                                   130
                                                                                         ----------
              OIL & GAS EQUIPMENT & SERVICES (1.0%)
  321,050     Halliburton Co.                                                                13,786
  136,000     Schlumberger Ltd.                                                              11,446
                                                                                         ----------
                                                                                             25,232
                                                                                         ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.7%)
  103,400     Anadarko Petroleum Corp.                                                        8,709
   78,040     California Resources Corp.*                                                       559
  282,300     Marathon Oil Corp.                                                              7,865
                                                                                         ----------
                                                                                             17,133
                                                                                         ----------
              Total Energy                                                                   62,611
                                                                                         ----------
              FINANCIALS (4.1%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
   29,000     Ameriprise Financial, Inc.                                                      3,875
   75,000     Bank of New York Mellon Corp.                                                   2,936
                                                                                         ----------
                                                                                              6,811
                                                                                         ----------
              CONSUMER FINANCE (0.5%)
  167,470     Capital One Financial Corp.                                                    13,182
                                                                                         ----------
              DIVERSIFIED BANKS (1.5%)
  535,000     Bank of America Corp.                                                           8,458
  189,417     Citigroup, Inc.                                                                 9,929
  257,900     JPMorgan Chase & Co.                                                           15,804
   63,820     Wells Fargo & Co.                                                               3,497
                                                                                         ----------
                                                                                             37,688
                                                                                         ----------
              LIFE & HEALTH INSURANCE (0.3%)
  148,380     MetLife, Inc.                                                                   7,542
                                                                                         ----------
              MULTI-LINE INSURANCE (0.1%)
   55,300     American International Group, Inc.                                              3,060
                                                                                         ----------
              REGIONAL BANKS (1.1%)
   84,600     CIT Group, Inc.                                                                 3,913
  150,000     Fifth Third Bancorp                                                             2,904
  795,000     KeyCorp                                                                        11,074
   48,700     PNC Financial Services Group, Inc.                                              4,479
  540,000     Regions Financial Corp.                                                         5,189
                                                                                         ----------
                                                                                             27,559
                                                                                         ----------
              SPECIALIZED FINANCE (0.3%)
   30,920     Intercontinental Exchange, Inc.                                                 7,277
                                                                                         ----------
              Total Financials                                                              103,119
                                                                                         ----------
              HEALTH CARE (3.6%)
              ------------------
              BIOTECHNOLOGY (1.0%)
   32,000     Amgen, Inc.                                                                     5,047

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
  196,600     Gilead Sciences, Inc.*                                                     $   20,354
                                                                                         ----------
                                                                                             25,401
                                                                                         ----------
              HEALTH CARE DISTRIBUTORS (0.3%)
   97,801     Cardinal Health, Inc.                                                           8,606
                                                                                         ----------
              HEALTH CARE EQUIPMENT (0.5%)
  157,100     Medtronic plc                                                                  12,189
                                                                                         ----------
              LIFE SCIENCES TOOLS & SERVICES (0.0%)
    5,303     Qiagen N.V.*                                                                      133
                                                                                         ----------
              PHARMACEUTICALS (1.8%)
  411,540     AbbVie, Inc.                                                                   24,898
   33,290     Johnson & Johnson                                                               3,413
  105,400     Merck & Co., Inc.                                                               6,170
  309,202     Pfizer, Inc.                                                                   10,612
                                                                                         ----------
                                                                                             45,093
                                                                                         ----------
              Total Health Care                                                              91,422
                                                                                         ----------

              INDUSTRIALS (3.3%)
              ------------------
              AEROSPACE & DEFENSE (0.4%)
   33,500     Raytheon Co.                                                                    3,644
   70,500     Spirit AeroSystems Holdings, Inc. "A"*                                          3,469
   30,740     United Technologies Corp.                                                       3,748
                                                                                         ----------
                                                                                             10,861
                                                                                         ----------
              AIRLINES (0.4%)
  157,500     United Continental Holdings, Inc.*                                             10,266
                                                                                         ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
  255,700     Eaton Corp. plc                                                                18,157
                                                                                         ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
  166,400     Republic Services, Inc.                                                         6,809
                                                                                         ----------
              INDUSTRIAL CONGLOMERATES (1.1%)
   67,000     Carlisle Companies, Inc.                                                        6,235
  848,860     General Electric Co.                                                           22,062
                                                                                         ----------
                                                                                             28,297
                                                                                         ----------
              INDUSTRIAL MACHINERY (0.1%)
   28,000     Parker Hannifin Corp.                                                           3,435
                                                                                         ----------
              RAILROADS (0.3%)
   27,000     Kansas City Southern                                                            3,128
   27,000     Union Pacific Corp.                                                             3,247
                                                                                         ----------
                                                                                              6,375
                                                                                         ----------
              Total Industrials                                                              84,200
                                                                                         ----------

              INFORMATION TECHNOLOGY (5.5%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
   50,000     Adobe Systems, Inc.*                                                            3,955
                                                                                         ----------
              COMMUNICATIONS EQUIPMENT (1.0%)
  621,317     Cisco Systems, Inc.                                                            18,335
  350,000     Juniper Networks, Inc.                                                          8,368
                                                                                         ----------
                                                                                             26,703
                                                                                         ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
   19,700     Visa, Inc. "A"                                                                  5,345
                                                                                         ----------
              INTERNET SOFTWARE & SERVICES (0.9%)
   79,000     AOL, Inc.*                                                                      3,203
   62,400     Facebook, Inc. "A"*                                                             4,928

================================================================================

3  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   25,360     Google, Inc. "A"*                                                          $   14,268
                                                                                         ----------
                                                                                             22,399
                                                                                         ----------
              SEMICONDUCTOR EQUIPMENT (0.5%)
  494,200     Applied Materials, Inc.                                                        12,380
                                                                                         ----------
              SEMICONDUCTORS (0.8%)
  149,200     Broadcom Corp. "A"                                                              6,748
  293,070     Intel Corp.                                                                     9,745
   47,600     Texas Instruments, Inc.                                                         2,799
                                                                                         ----------
                                                                                             19,292
                                                                                         ----------
              SYSTEMS SOFTWARE (0.7%)
  408,860     Microsoft Corp.                                                                17,928
                                                                                         ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.3%)
  117,840     Apple, Inc.                                                                    15,138
  281,900     Hewlett-Packard Co.                                                             9,821
  111,800     Seagate Technology plc                                                          6,833
                                                                                         ----------
                                                                                             31,792
                                                                                         ----------
              Total Information Technology                                                  139,794
                                                                                         ----------

              MATERIALS (0.7%)
              ----------------
              DIVERSIFIED CHEMICALS (0.2%)
  243,000     Huntsman Corp.                                                                  5,458
                                                                                         ----------
              DIVERSIFIED METALS & MINING (0.3%)
  288,000     Freeport-McMoRan, Inc.                                                          6,229
                                                                                         ----------
              PAPER PACKAGING (0.2%)
  105,100     Bemis Co., Inc.                                                                 5,129
                                                                                         ----------
              Total Materials                                                                16,816
                                                                                         ----------

              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
  136,655     Verizon Communications, Inc.                                                    6,758
                                                                                         ----------
              Total Common Stocks (cost: $497,905)                                          617,004
                                                                                         ----------
              PREFERRED STOCKS (1.3%)

              CONSUMER STAPLES (0.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.4%)
   90,000     Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)      9,397
                                                                                         ----------
              ENERGY (0.5%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
    2,500     Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(a)                       2,302
  369,399     NuStar Logistics, LP, 7.63%                                                     9,734
                                                                                         ----------
                                                                                             12,036
                                                                                         ----------
              Total Energy                                                                   12,036
                                                                                         ----------
              FINANCIALS (0.4%)
              -----------------
              LIFE & HEALTH INSURANCE (0.4%)
  381,253     Delphi Financial Group, Inc., 7.38%, cumulative redeemable                      9,543
                                                                                         ----------
              REINSURANCE (0.0%)
    3,000     American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired
              1/23/2007 - 3/02/2007; cost $3,065(b),(c)                                         750
                                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              REITs - OFFICE (0.0%)
   28,227     Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual     $      732
                                                                                         ----------
              Total Financials                                                               11,025
                                                                                         ----------
              TELECOMMUNICATION SERVICES (0.0%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
    8,500     Qwest Corp., 7.50%                                                                231
                                                                                         ----------
              Total Preferred Stocks (cost: $32,802)                                         32,689
                                                                                         ----------

              EXCHANGE-TRADED FUNDS (7.9%)
  427,200     iShares Core S&P 500 ETF                                                       90,656
  469,518     iShares Core S&P Mid-Cap ETF                                                   70,639
  256,100     PowerShares DB Commodity Index Tracking Fund*                                   4,653
   17,200     SPDR S&P 500 ETF Trust                                                          3,624
  162,200     Vanguard Mid-Cap ETF                                                           20,823
   78,200     Vanguard Small-Cap Value ETF                                                    8,451
                                                                                         ----------
              Total Exchange-Traded Funds (cost: $163,259)                                  198,846
                                                                                         ----------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (2.2%)
   68,400     iShares 20+ Year Treasury Bond ETF                                              8,860
  448,000     iShares 7-10 Year Treasury Bond ETF                                            48,223
                                                                                         ----------
              Total Fixed-Income Exchange-Traded Funds (cost: $56,120)                       57,083
                                                                                         ----------
              Total U.S. Equity Securities (cost: $750,086)                                 905,622
                                                                                         ----------
              INTERNATIONAL EQUITY SECURITIES (25.7%)

                    COMMON STOCKS (12.7%)

              CONSUMER DISCRETIONARY (1.7%)
              -----------------------------
              ADVERTISING (0.0%)
    5,200     Hakuhodo Dy Holdings, Inc.                                                         58
    4,085     Publicis Groupe                                                                   333
                                                                                         ----------
                                                                                                391
                                                                                         ----------
              APPAREL RETAIL (0.1%)
      600     ABC-MART, Inc.                                                                     34
    1,200     Fast Retailing Co. Ltd.                                                           465
   21,313     Hennes & Mauritz AB "B"                                                           930
                                                                                         ----------
                                                                                              1,429
                                                                                         ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    4,336     Hermes International                                                            1,399
   28,205     Luxottica Group S.p.A. ADR                                                      1,741
    1,110     Swatch Group AG                                                                    98
                                                                                         ----------
                                                                                              3,238
                                                                                         ----------
              AUTO PARTS & EQUIPMENT (0.4%)
    2,402     Continental AG                                                                    573
   97,000     Delphi Automotive plc                                                           7,648
   36,092     GKN plc                                                                           204
    2,000     Koito Manufacturing Co. Ltd.                                                       64
    4,000     NGK Spark Plug Co. Ltd.                                                           113
   56,000     NOK Corp.                                                                       1,638
   10,800     Sumitomo Electric Industries Ltd.                                                 140
    3,600     Toyota Industries Corp.                                                           203

================================================================================

5  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
    1,655     Valeo S.A.                                                                 $      249
                                                                                         ----------
                                                                                             10,832
                                                                                         ----------
              AUTOMOBILE MANUFACTURERS (0.6%)
    6,219     Bayerische Motoren Werke AG                                                       786
   37,282     Daimler AG                                                                      3,609
   18,858     Fiat Chrysler Automobiles N.V.*                                                   291
   69,300     Fuji Heavy Industries Ltd.                                                      2,353
   13,400     Isuzu Motors Ltd.                                                                 195
   55,600     Nissan Motor Co. Ltd.                                                             587
  116,473     Peugeot S.A.*                                                                   1,950
    4,311     Renault S.A.                                                                      414
   60,600     Toyota Motor Corp.                                                              4,085
      653     Volkswagen AG                                                                     162
                                                                                         ----------
                                                                                             14,432
                                                                                         ----------
              BROADCASTING (0.0%)
     847      RTL Group S.A.                                                                     84
                                                                                         ----------
              CABLE & SATELLITE (0.0%)
    1,905     Altice S.A.*                                                                      190
   22,941     Sky plc                                                                           353
    1,164     Telenet Group Holding N.V.*                                                        67
                                                                                         ----------
                                                                                                610
                                                                                         ----------
              CASINOS & GAMING (0.0%)
    1,414     Tabcorp Holdings Ltd.*                                                              5
  225,052     Tatts Group Ltd.                                                                  700
                                                                                         ----------
                                                                                                705
                                                                                         ----------
              COMPUTER & ELECTRONICS RETAIL (0.1%)
  240,640     Dixons Carphone plc                                                             1,637
                                                                                         ----------
              CONSUMER ELECTRONICS (0.2%)
  172,400     Panasonic Corp.                                                                 2,155
   86,300     Sony Corp.                                                                      2,463
                                                                                         ----------
                                                                                              4,618
                                                                                         ----------
              DEPARTMENT STORES (0.0%)
    3,366     Next plc                                                                          389
                                                                                         ----------
              HOTELS, RESORTS & CRUISE LINES (0.0%)
    9,849     TUI AG                                                                            179
                                                                                         ----------
              HOUSEHOLD APPLIANCES (0.0%)
    5,330     Electrolux AB "B"                                                                 174
   85,757     Husqvarna AB "B"                                                                  671
                                                                                         ----------
                                                                                                845
                                                                                         ----------
              LEISURE FACILITIES (0.1%)
   62,303     Merlin Entertainments plc(a)                                                      405
    3,700     Oriental Land Co. Ltd.                                                            997
                                                                                         ----------
                                                                                              1,402
                                                                                         ----------
              LEISURE PRODUCTS (0.0%)
    1,100     Sankyo Co.                                                                         41
                                                                                         ----------
              PUBLISHING (0.1%)
      875     Axel Springer SE                                                                   56
   18,664     Reed Elsevier plc                                                                 322
   39,056     Wolters Kluwer N.V.                                                             1,267
                                                                                         ----------
                                                                                              1,645
                                                                                         ----------
              RESTAURANTS (0.0%)
    5,032     Sodexo ADR                                                                        507
    4,113     Whitbread plc                                                                     334
                                                                                         ----------
                                                                                                841
                                                                                         ----------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              TIRES & RUBBER (0.0%)
    3,800     Sumitomo Rubber Industries Ltd.                                            $       66
                                                                                         ----------
              Total Consumer Discretionary                                                   43,384
                                                                                         ----------

              CONSUMER STAPLES (1.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
2,648,000     Golden Agri-Resources Ltd.                                                        787
  636,000     Wilmar International Ltd.                                                       1,512
                                                                                         ----------
                                                                                              2,299
                                                                                         ----------
              BREWERS (0.1%)
   12,625     Anheuser-Busch InBev N.V.                                                       1,606
    6,622     Carlsberg A/S "B"                                                                 567
                                                                                         ----------
                                                                                              2,173
                                                                                         ----------
              DISTILLERS & VINTNERS (0.1%)
   48,534     Diageo plc                                                                      1,450
    4,657     Pernod Ricard S.A.                                                                552
                                                                                         ----------
                                                                                              2,002
                                                                                         ----------
              FOOD DISTRIBUTORS (0.0%)
  196,000     Olam International Ltd.                                                           288
                                                                                         ----------
              FOOD RETAIL (0.2%)
    1,267     Casino Guichard-Perrachon S.A.                                                    119
   15,099     Delhaize Group                                                                  1,355
  361,299     J Sainsbury plc                                                                 1,517
   43,476     Koninklijke Ahold N.V.                                                            816
    1,400     Lawson, Inc.                                                                       91
  558,610     WM Morrison Supermarkets plc                                                    1,688
                                                                                         ----------
                                                                                              5,586
                                                                                         ----------
              HOUSEHOLD PRODUCTS (0.1%)
   16,564     Henkel AG & Co. KGaA                                                            1,743
   13,070     Svenska Cellulosa AB "B"                                                          325
                                                                                         ----------
                                                                                              2,068
                                                                                         ----------
              HYPERMARKETS & SUPER CENTERS (0.1%)
   13,569     Carrefour S.A.                                                                    449
   24,899     Wesfarmers Ltd.                                                                   853
                                                                                         ----------
                                                                                              1,302
                                                                                         ----------
              PACKAGED FOODS & MEAT (0.3%)
    1,949     Aryzta AG                                                                         156
        2     Lindt & Spruengli AG                                                              130
   53,577     Nestle S.A.                                                                     4,181
    4,000     NH Foods Ltd.                                                                      91
  163,222     Tate & Lyle plc                                                                 1,501
   66,810     Unilever N.V.                                                                   2,908
                                                                                         ----------
                                                                                              8,967
                                                                                         ----------
              SOFT DRINKS (0.0%)
   61,567     Coca-Cola HBC AG CDI                                                            1,104
                                                                                         ----------
              TOBACCO (0.3%)
   40,193     British American Tobacco plc                                                    2,347
   53,212     Imperial Tobacco Group plc                                                      2,623
   49,600     Japan Tobacco, Inc.                                                             1,564
                                                                                         ----------
                                                                                              6,534
                                                                                         ----------
              Total Consumer Staples                                                         32,323
                                                                                         ----------

================================================================================

7  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              ENERGY (0.9%)
              -------------
              INTEGRATED OIL & GAS (0.9%)
  184,798     BP plc(d)                                                                  $    1,278
   84,824     ENI S.p.A.                                                                      1,584
   22,861     Repsol S.A.                                                                       442
  135,526     Royal Dutch Shell plc "A"(d)                                                    4,432
   99,592     Royal Dutch Shell plc "B"(d)                                                    3,391
   79,900     Royal Dutch Shell plc ADR "A"                                                   5,223
   51,945     Statoil ASA                                                                       979
   71,887     Total S.A.(d)                                                                   3,880
                                                                                         ----------
                                                                                             21,209
                                                                                         ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.0%)
   16,742     Woodside Petroleum Ltd.                                                           460
                                                                                         ----------
              OIL & GAS REFINING & MARKETING (0.0%)
    1,502     Neste Oil OYJ                                                                      39
                                                                                         ----------
              Total Energy                                                                   21,708
                                                                                         ----------

              FINANCIALS (2.5%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
  218,469     3i Group plc                                                                    1,665
   50,860     Aberdeen Asset Management plc                                                     368
                                                                                         ----------
                                                                                              2,033
                                                                                         ----------
              DIVERSIFIED BANKS (1.4%)
  495,000     Aozora Bank Ltd.                                                                1,784
   61,793     Australia and New Zealand Banking Group Ltd.                                    1,706
  443,509     Banco Santander S.A.(d)                                                         3,242
  333,782     Bank Hapoalim B.M.                                                              1,513
   56,913     Commonwealth Bank of Australia(d)                                               4,088
  127,924     Credit Agricole S.A.                                                            1,800
   38,600     DBS Group Holdings Ltd.                                                           554
  108,552     DnB NOR ASA                                                                     1,767
   16,600     Hang Seng Bank Ltd.                                                               302
  421,364     HSBC Holdings plc(d)                                                            3,756
   21,412     Intesa Sanpaolo                                                                    65
   29,232     Lloyds Banking Group plc*                                                          36
  549,500     Mitsubishi UFJ Financial Group, Inc.                                            3,572
1,350,500     Mizuho Financial Group, Inc.                                                    2,489
   45,722     National Australia Bank Ltd.                                                    1,354
  155,027     Natixis                                                                         1,123
   64,988     Oversea-Chinese Banking Corp. Ltd.                                                500
   69,400     Sumitomo Mitsui Financial Group, Inc.                                           2,761
  112,000     Sumitomo Mitsui Trust Holdings, Inc.                                              464
   10,866     Svenska Handelsbanken AB "A"                                                      547
  107,100     United Overseas Bank Ltd.                                                       1,813
   17,253     Westpac Banking Corp.                                                             512
                                                                                         ----------
                                                                                             35,748
                                                                                         ----------
              DIVERSIFIED CAPITAL MARKETS (0.0%)
   12,205     Investec plc                                                                      109
                                                                                         ----------
              INVESTMENT BANKING & BROKERAGE (0.1%)
   35,485     Macquarie Group Ltd.                                                            2,020
   12,075     Mediobanca S.p.A.                                                                 111
                                                                                         ----------
                                                                                              2,131
                                                                                         ----------
              LIFE & HEALTH INSURANCE (0.2%)
   12,800     AIA Group Ltd.                                                                     75
   10,912     CNP Assurances                                                                    181
  502,470     Legal & General Group plc                                                       2,168
    2,695     NN Group N.V.*                                                                     77

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   55,956     Prudential plc                                                             $    1,408
    4,503     Swiss Life Holding AG                                                           1,069
                                                                                         ----------
                                                                                              4,978
                                                                                         ----------
              MULTI-LINE INSURANCE (0.2%)
    4,814     Ageas                                                                             173
   10,164     Allianz SE                                                                      1,702
   26,068     Assicurazioni Generali S.p.A.                                                     537
  103,242     AXA S.A.                                                                        2,621
   20,329     Mapfre S.A.                                                                        71
  514,890     Unipolsai Spa                                                                   1,518
                                                                                         ----------
                                                                                              6,622
                                                                                         ----------
              MULTI-SECTOR HOLDINGS (0.2%)
   69,261     Industrivarden AB "C"                                                           1,333
   33,622     Investment Kinnevik AB "B"                                                      1,132
   46,153     Investor AB "B"                                                                 1,836
                                                                                         ----------
                                                                                              4,301
                                                                                         ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
   29,600     ORIX Corp.                                                                        420
                                                                                         ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
  202,333     Direct Line Insurance Group                                                     1,023
   52,152     Insurance Australia Group Ltd.                                                    249
   15,400     Tokio Marine Holdings, Inc.                                                       560
      461     Tryg A/S                                                                           57
                                                                                         ----------
                                                                                              1,889
                                                                                         ----------
              REAL ESTATE DEVELOPMENT (0.0%)
   22,000     Cheung Kong Holdings Ltd.                                                         435
                                                                                         ----------
              REAL ESTATE OPERATING COMPANIES (0.1%)
    6,511     Deutsche Wohnen AG                                                                180
  262,000     Hysan Development Co. Ltd.                                                      1,255
   25,800     Swire Properties Ltd.                                                              85
                                                                                         ----------
                                                                                              1,520
                                                                                         ----------
              REGIONAL BANKS (0.0%)
    7,948     Bank of Queensland Ltd.                                                            87
   16,000     Chiba Bank Ltd.                                                                   120
   17,000     Fukuoka Financial Group, Inc.                                                      91
   11,000     Hiroshima Bank Ltd.                                                                60
   48,200     Resona Holdings, Inc.                                                             271
                                                                                         ----------
                                                                                                629
                                                                                         ----------
              REINSURANCE (0.1%)
    1,879     Hannover Rueck SE                                                                 181
    3,624     Muenchener Rueckversicherungs-Gesellschaft AG                                     752
   17,595     Swiss Re AG*                                                                    1,618
                                                                                         ----------
                                                                                              2,551
                                                                                         ----------
              Total Financials                                                               63,366
                                                                                         ----------

              HEALTH CARE (1.7%)
              ------------------
              BIOTECHNOLOGY (0.0%)
    2,278     Actelion Ltd.                                                                     272
                                                                                         ----------
              HEALTH CARE DISTRIBUTORS (0.0%)
    4,000     Alfresa Holdings Corp.                                                             56
   48,600     Medipal Holdings Corp.                                                            618
    1,600     Suzuken Co. Ltd.                                                                   50
                                                                                         ----------
                                                                                                724
                                                                                         ----------
              HEALTH CARE SERVICES (0.1%)
    8,248     Fresenius SE & Co. KGaA                                                           472

================================================================================

9  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
  104,313     Sonic Healthcare Ltd.                                                      $    1,585
                                                                                         ----------
                                                                                              2,057
                                                                                         ----------
              HEALTH CARE SUPPLIES (0.0%)
    1,787     Essilor International S.A.                                                        209
                                                                                         ----------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
   13,163     Lonza Group AG                                                                  1,622
                                                                                         ----------
              PHARMACEUTICALS (1.5%)
    7,920     AstraZeneca plc                                                                   546
    8,836     Bayer AG                                                                        1,306
  171,716     GlaxoSmithKline plc                                                             4,087
   68,740     Novartis AG(d)                                                                  7,027
  113,400     Novartis AG ADR                                                                11,612
   40,722     Novo Nordisk A/S "B"                                                            1,952
   60,300     Otsuka Holdings Co. Ltd.                                                        1,807
   20,671     Roche Holding AG                                                                5,611
   26,330     Sanofi                                                                          2,584
   45,193     Teva Pharmaceutical Industries Ltd.                                             2,536
                                                                                         ----------
                                                                                             39,068
                                                                                         ----------
              Total Health Care                                                              43,952
                                                                                         ----------

              INDUSTRIALS (1.7%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
  116,511     BAE Systems plc                                                                   957
   10,211     Meggitt plc                                                                        86
    5,974     Safran S.A.                                                                       421
    2,076     Thales S.A.                                                                       119
                                                                                         ----------
                                                                                              1,583
                                                                                         ----------
              AGRICULTURAL & FARM MACHINERY (0.0%)
   21,052     CNH Industrial N.V.                                                               174
                                                                                         ----------
              AIR FREIGHT & LOGISTICS (0.0%)
   21,094     Deutsche Post AG                                                                  718
                                                                                         ----------
              AIRLINES (0.1%)
   25,000     Cathay Pacific Airways                                                             56
   86,858     Deutsche Lufthansa AG                                                           1,273
   23,629     easyJet plc                                                                       632
   22,302     International Consolidated Airlines Group S.A.*                                   200
   21,400     Ryanair Holdings plc ADR                                                        1,356
                                                                                         ----------
                                                                                              3,517
                                                                                         ----------
              BUILDING PRODUCTS (0.0%)
    7,503     Assa Abloy AB "B"                                                                 450
    1,384     Compagnie De Saint Gobain                                                          62
    5,300     Daikin Industries Ltd.                                                            346
                                                                                         ----------
                                                                                                858
                                                                                         ----------
              COMMERCIAL PRINTING (0.0%)
   13,000     Dai Nippon Printing Co. Ltd.                                                      126
                                                                                         ----------
              CONSTRUCTION & ENGINEERING (0.2%)
    9,297     Ferrovial S.A.                                                                    197
   20,120     Hochtief AG                                                                     1,579
    2,079     Koninklijke Boskalis Westminster N.V.                                              97
    2,168     Leighton Holdings Ltd.                                                             37
   71,038     Skanska AB "B"                                                                  1,771
   23,000     Taisei Corp.                                                                      139
                                                                                         ----------
                                                                                              3,820
                                                                                         ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
    5,000     Komatsu Ltd.                                                                      104

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
      799     MAN SE                                                                     $       86
1,126,000     Yangzijiang Shipbuilding Holdings Ltd.                                          1,012
                                                                                         ----------
                                                                                              1,202
                                                                                         ----------
              DIVERSIFIED SUPPORT SERVICES (0.0%)
    4,487     Edenred                                                                           122
                                                                                         ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
  343,000     Fuji Electric Co. Ltd.                                                          1,651
    1,957     Osram Licht AG                                                                     90
                                                                                         ----------
                                                                                              1,741
                                                                                         ----------
              HEAVY ELECTRICAL EQUIPMENT (0.1%)
  170,000     Mitsubishi Electric Corp.                                                       1,991
    6,204     Vestas Wind Systems A/S*                                                          262
                                                                                         ----------
                                                                                              2,253
                                                                                         ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    3,765     Adecco S.A.*                                                                      296
    4,136     Capita plc                                                                         76
                                                                                         ----------
                                                                                                372
                                                                                         ----------
              INDUSTRIAL CONGLOMERATES (0.1%)
  153,000     Hopewell Holdings Ltd.                                                            571
   32,000     Hutchison Whampoa Ltd.                                                            437
   34,000     NWS Holdings Ltd.                                                                  62
   17,313     Siemens AG                                                                      1,934
                                                                                         ----------
                                                                                              3,004
                                                                                         ----------
              INDUSTRIAL MACHINERY (0.2%)
    8,000     Amada Co. Ltd.                                                                     76
    8,803     Atlas Copco AB "B"                                                                262
    4,300     FANUC Corp.                                                                       825
   31,000     Kawasaki Heavy Industries Ltd.                                                    147
    6,872     Kone Oyj "B"                                                                      317
  105,000     Minebea Co. Ltd.                                                                1,585
   11,000     NSK Ltd.                                                                          153
    1,200     SMC Corp.                                                                         334
  273,000     Sumitomo Heavy Industries Ltd.                                                  1,695
    2,600     THK Co. Ltd.                                                                       63
   21,471     Vallourec S.A.                                                                    509
    3,367     Wartsila Corp. Oyj "B"                                                            152
                                                                                         ----------
                                                                                              6,118
                                                                                         ----------
              MARINE (0.1%)
       87     A.P. Moller-Maersk A/S "A"                                                        194
      159     A.P. Moller-Maersk A/S "B"                                                        366
   11,189     Kuehne & Nagel International AG                                                 1,629
   24,000     Mitsui O.S.K. Lines Ltd.                                                           86
   36,000     Nippon Yusen Kabushiki Kaisha                                                     108
                                                                                         ----------
                                                                                              2,383
                                                                                         ----------
              MARINE PORTS & SERVICES (0.0%)
  125,000     Hutchison Port Holdings Trust                                                      87
                                                                                         ----------
              OFFICE SERVICES & SUPPLIES (0.0%)
      625     Societe BIC S.A.                                                                   94
                                                                                         ----------
              RAILROADS (0.4%)
   41,100     Canadian Pacific Railway Ltd.                                                   7,711
    3,200     Central Japan Railway Co.                                                         595
   29,000     MTR Corp. Ltd.                                                                    135
    6,800     West Japan Railway Co.                                                            387
                                                                                         ----------
                                                                                              8,828
                                                                                         ----------

================================================================================

11  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              SECURITY & ALARM SERVICES (0.0%)
    4,700     Secom Co. Ltd.                                                             $      293
   44,351     Securitas AB "B"                                                                  631
                                                                                         ----------
                                                                                                924
                                                                                         ----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
   91,847     Ashtead Group plc ADR                                                           1,687
   27,046     Bunzl plc                                                                         792
   33,300     ITOCHU Corp.                                                                      373
   21,400     Mitsubishi Corp.                                                                  428
  131,000     Mitsui & Co. Ltd.                                                               1,820
   25,100     Sumitomo Corp.                                                                    276
    5,931     Wolseley plc ADR                                                                  364
                                                                                         ----------
                                                                                              5,740
                                                                                         ----------
              TRUCKING (0.0%)
   44,000     ComfortDelGro Corp. Ltd.                                                           95
                                                                                         ----------
              Total Industrials                                                              43,759
                                                                                         ----------

              INFORMATION TECHNOLOGY (0.7%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.0%)
   56,697     Nokia Oyj                                                                         456
                                                                                         ----------
              ELECTRONIC COMPONENTS (0.1%)
    9,300     HOYA Corp.                                                                        375
    9,300     Murata Manufacturing Co. Ltd.                                                   1,147
   36,800     Omron Corp.                                                                     1,624
    2,800     TDK Corp.                                                                         197
                                                                                         ----------
                                                                                              3,343
                                                                                         ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
   27,800     Citizen Holdings Co. Ltd.                                                         211
   23,142     Hexagon AB "B"                                                                    836
    1,400     Hitachi High-Technologies Corp.                                                    43
  108,000     Hitachi Ltd.                                                                      738
    1,000     Keyence Corp.                                                                     511
                                                                                         ----------
                                                                                              2,339
                                                                                         ----------
              HOME ENTERTAINMENT SOFTWARE (0.0%)
   56,400     Nexon Co. Ltd.                                                                    584
                                                                                         ----------
              INTERNET SOFTWARE & SERVICES (0.0%)
      800     Mixi, Inc.                                                                         30
    2,702     United Internet AG                                                                121
                                                                                         ----------
                                                                                                151
                                                                                         ----------
              IT CONSULTING & OTHER SERVICES (0.1%)
    1,763     Atos Origin S.A.                                                                  125
   20,240     Cap Gemini                                                                      1,637
                                                                                         ----------
                                                                                              1,762
                                                                                         ----------
              SEMICONDUCTORS (0.3%)
   30,946     ARM Holdings plc                                                                  554
   65,839     NXP Semiconductors N.V.*                                                        5,589
   10,200     ROHM Co.                                                                          658
                                                                                         ----------
                                                                                              6,801
                                                                                         ----------
              SYSTEMS SOFTWARE (0.0%)
   1,600      Trend Micro, Inc.                                                                  54
                                                                                         ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.1%)
   83,300     Brother Industries Ltd.                                                         1,404
   53,700     FUJIFILM Holdings Corp.                                                         1,851

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   59,000     NEC Corp.                                                                  $      179
                                                                                         ----------
                                                                                              3,434
                                                                                         ----------
              Total Information Technology                                                   18,924
                                                                                         ----------
              MATERIALS (0.9%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
  175,000     Asahi Kasei Corp.                                                               1,808
    7,600     Kuraray Co. Ltd.                                                                  105
                                                                                         ----------
                                                                                              1,913
                                                                                         ----------
              CONSTRUCTION MATERIALS (0.0%)
   13,000     Taiheiyo Cement Corp.                                                              43
                                                                                         ----------
              DIVERSIFIED CHEMICALS (0.0%)
    5,961     BASF SE                                                                           571
                                                                                         ----------
              DIVERSIFIED METALS & MINING (0.3%)
   60,469     Antofagasta plc                                                                   716
   70,104     BHP Billiton Ltd.(d)                                                            1,844
   47,989     BHP Billiton plc                                                                1,198
    6,189     Boliden AB                                                                        125
   25,000     Mitsubishi Materials Corp.                                                         86
   19,076     Rio Tinto plc                                                                     940
  102,000     Sumitomo Metal Mining Co. Ltd.                                                  1,610
                                                                                         ----------
                                                                                              6,519
                                                                                         ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
   57,503     K&S AG                                                                          1,855
   36,617     Yara International ASA                                                          2,016
                                                                                         ----------
                                                                                              3,871
                                                                                         ----------
              PAPER PACKAGING (0.0%)
   26,734     Amcor Ltd.                                                                        285
                                                                                         ----------
              PAPER PRODUCTS (0.1%)
   87,664     UPM-Kymmene Oyj                                                                 1,645
                                                                                         ----------
              SPECIALTY CHEMICALS (0.1%)
   68,000     Daicel Corp.                                                                      882
    3,600     Nitto Denko Corp.                                                                 228
    5,301     Novozymes A/S "B"                                                                 257
    2,742     Symrise AG                                                                        175
                                                                                         ----------
                                                                                              1,542
                                                                                         ----------
              STEEL (0.2%)
   22,563     ArcelorMittal ADR                                                                 247
  700,932     Fortescue Metals Group Ltd.                                                     1,364
    5,000     Hitachi Metals Ltd.                                                                80
   10,800     JFE Holdings, Inc.                                                                270
  745,000     Kobe Steel Ltd.                                                                 1,470
  170,000     Nippon Steel & Sumitomo Metal Corp.                                               451
   38,012     Voestalpine AG                                                                  1,486
                                                                                         ----------
                                                                                              5,368
                                                                                         ----------
              Total Materials                                                                21,757
                                                                                         ----------
              TELECOMMUNICATION SERVICES (0.9%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
    3,336     Belgacom S.A.                                                                     125
  254,328     BT Group plc                                                                    1,789
   68,506     Deutsche Telekom AG                                                             1,278
   23,100     Nippon Telegraph & Telephone Corp.                                              1,433
  141,372     Orange                                                                          2,579
   41,026     Spark New Zealand Ltd.                                                            101
  227,849     Telecom Italia S.p.A.*                                                            272

================================================================================

13  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
1,590,117     Telecom Italia S.p.A.                                                      $    1,558
  187,145     Telefonica S.A.                                                                 2,910
                                                                                         ----------
                                                                                             12,045
                                                                                         ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   21,600     KDDI Corp.                                                                      1,497
    1,424     Millicom International Cellular S.A. Swedish Depository Receipts                   99
  499,868     Vodafone Group plc                                                              1,732
  193,936     Vodafone Group plc ADR                                                          6,703
                                                                                         ----------
                                                                                             10,031
                                                                                         ----------
              Total Telecommunication Services                                               22,076
                                                                                         ----------
              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
  214,000     Cheung Kong Infrastructure Holdings Ltd.                                        1,821
   15,000     Chubu Electric Power Co., Inc.*                                                   185
    6,800     Chugoku Electric Power Co., Inc.                                                   90
    5,509     EDF S.A.                                                                          152
  325,357     EDP-Energias de Portugal S.A.                                                   1,284
   78,010     Fortum Oyj                                                                      1,777
    3,900     Hokuriku Electric Power Co.                                                        52
   15,500     Kansai Electric Power Co., Inc.*(d)                                               139
    9,900     Kyushu Electric Power Co., Inc.*                                                   86
   30,000     Power Assets Holdings Ltd.                                                        308
      936     Red Electrica Corporacion S.A.                                                     80
    4,000     Shikoku Electric Power Co.*                                                        51
   10,600     Tohoku Electric Power Co., Inc.                                                   124
   30,600     Tokyo Electric Power Co., Inc.*                                                   120
                                                                                         ----------
                                                                                              6,269
                                                                                         ----------
              GAS UTILITIES (0.0%)
    6,932     Enagas S.A.                                                                       213
   46,516     Snam S.p.A.                                                                       235
                                                                                         ----------
                                                                                                448
                                                                                         ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
    2,600     Electric Power Development Co. Ltd.                                                87
                                                                                         ----------
              MULTI-UTILITIES (0.2%)
    9,116     AGL Energy Ltd.                                                                   107
  109,811     Centrica plc                                                                      414
   71,163     E.ON SE                                                                         1,150
  170,656     National Grid plc                                                               2,336
                                                                                         ----------
                                                                                              4,007
                                                                                         ----------
              WATER UTILITIES (0.0%)
   14,256     Severn Trent plc                                                                  447
                                                                                         ----------
              Total Utilities                                                                11,258
                                                                                         ----------
              Total Common Stocks (cost: $286,955)                                          322,507
                                                                                         ----------
              PREFERRED STOCKS (0.1%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.1%)
    1,180     Bayerische Motoren Werke AG                                                       114
    3,708     Volkswagen AG                                                                     936
                                                                                         ----------
                                                                                              1,050
                                                                                         ----------
              Total Consumer Discretionary                                                    1,050
                                                                                         ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (0.0%)
              -----------------------
              HOUSEHOLD PRODUCTS (0.0%)
    3,993     Henkel AG & Co. KGaA                                                       $      473
                                                                                         ----------
              Total Preferred Stocks (cost: $1,403)                                           1,523
                                                                                         ----------
              EXCHANGE-TRADED FUNDS (12.9%)
  319,748     EGShares Emerging Markets Consumer ETF                                          8,467
1,140,775     iShares Core MSCI EAFE ETF                                                     67,648
1,392,986     iShares Core MSCI Emerging Markets ETF                                         68,256
  805,500     iShares MSCI EAFE ETF                                                          52,414
1,468,800     iShares MSCI Germany ETF                                                       43,623
  154,620     iShares MSCI Philippines ETF                                                    6,455
  174,762     iShares MSCI Turkey ETF                                                         8,667
  329,400     PowerShares FTSE RAFI Emerging Markets Portfolio                                6,354
   29,900     SPDR S&P China ETF                                                              2,455
  107,983     SPDR S&P Emerging Markets SmallCap ETF                                          4,900
  170,548     WisdomTree Emerging Markets Equity Income Fund                                  7,514
  182,288     WisdomTree Emerging Markets SmallCap Dividend Fund                              8,147
  195,900     WisdomTree Europe Hedged Equity ETF                                            12,604
  693,900     WisdomTree India Earnings Fund                                                 16,785
  213,300     WisdomTree Japan Hedged Equity Index Fund                                      11,491
                                                                                         ----------
              Total Exchange-Traded Funds (cost: $308,826)                                  325,780
                                                                                         ----------
              Total International Equity Securities (cost: $597,184)                        649,810
                                                                                         ----------

              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.8%)

              GOLD (0.9%)

              AFRICAN GOLD COMPANIES (0.1%)
  108,200     AngloGold Ashanti Ltd. ADR*                                                     1,219
  140,000     Gold Fields Ltd. ADR                                                              651
  275,000     Harmony Gold Mining Co. Ltd. ADR*                                                 677
                                                                                         ----------
                                                                                              2,547
                                                                                         ----------
              AUSTRALIAN GOLD COMPANIES (0.1%)
  118,000     Newcrest Mining Ltd.*                                                           1,327
                                                                                         ----------
              EUROPEAN GOLD COMPANIES (0.1%)
   18,500     Randgold Resources Ltd. ADR                                                     1,465
                                                                                         ----------
              NORTH AMERICAN GOLD COMPANIES (0.5%)
   39,200     Agnico-Eagle Mines Ltd.                                                         1,260
  120,000     Alamos Gold, Inc.                                                                 726
  187,857     AuRico Gold, Inc.                                                                 665
  345,000     B2Gold Corp.*                                                                     582
   80,000     Barrick Gold Corp.                                                              1,042
  100,000     Centerra Gold, Inc.                                                               489
  540,000     Dundee Precious Metals, Inc.*                                                   1,287
  248,000     Eldorado Gold Corp.                                                             1,438
   56,000     Goldcorp, Inc.                                                                  1,231
  330,000     Kinross Gold Corp.*                                                               937
  250,000     New Gold, Inc.*                                                                   952
   26,000     Newmont Mining Corp.                                                              685
   91,400     Primero Mining Corp.*                                                             325

================================================================================

15  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   18,800     Royal Gold, Inc.                                                           $    1,355
  267,884     Semafo, Inc.*                                                                     829
  150,000     Yamana Gold, Inc.                                                                 641
                                                                                         ----------
                                                                                             14,444
                                                                                         ----------
              SOUTH AMERICAN GOLD COMPANIES (0.1%)
  119,000     Compania de Minas Buenaventura S.A. ADR                                         1,378
                                                                                         ----------
              Total Gold (cost: $23,302)                                                     21,161
                                                                                         ----------
              SILVER (0.1%)
  100,000     Pan American Silver Corp.                                                         968
   60,000     Silver Wheaton Corp.                                                            1,296
   77,000     Tahoe Resources, Inc.                                                           1,077
                                                                                         ----------
              Total Silver (cost: $3,524)                                                     3,341
                                                                                         ----------
              EXCHANGE-TRADED FUNDS (0.8%)
  297,334     iShares Silver Trust*                                                           4,719
  136,195     SPDR Gold Shares*                                                              15,820
                                                                                         ----------
              Total Exchange-Traded Funds (cost: $27,550)                                    20,539
                                                                                         ----------
              Total Precious Metals and Commodity-Related Securities (cost: $54,376)         45,041
                                                                                         ----------
              GLOBAL REAL ESTATE EQUITY SECURITIES (0.5%)

              COMMON STOCKS (0.4%)

              DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
   13,100     Daiwa House Industry Co. Ltd.                                                     258
  209,400     Henderson Land Development Co. Ltd.                                             1,427
   14,500     Kerry Properties Ltd.                                                              48
  113,535     Lend Lease Group                                                                1,539
  159,000     New World Development Co. Ltd.                                                    187
   14,000     Swire Pacific Ltd. "A"                                                            191
                                                                                         ----------
                                                                                              3,650
                                                                                         ----------
              REITs - DIVERSIFIED (0.0%)
  108,472     BGP Holdings plc, acquired 8/06/2009; cost: $0*(b),(c)                             --
      631     Fonciere des Regions                                                               65
   39,418     GPT Group                                                                         145
   19,626     Land Securities Group plc                                                         381
                                                                                         ----------
                                                                                                591
                                                                                         ----------
              REITs - OFFICE (0.0%)
   46,000     CapitaCommercial Trust                                                             59
                                                                                         ----------
              REITs - RETAIL (0.3%)
   54,000     CapitaMall Trust                                                                   84
  696,104     Federation Centres                                                              1,621
  308,921     INTU Properties plc                                                             1,686
   20,890     Klepierre                                                                       1,021
  340,500     Link REIT                                                                       2,169
                                                                                         ----------
                                                                                              6,581
                                                                                         ----------
              Total Common Stocks (cost: $9,963)                                             10,881
                                                                                         ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (0.1%)

              REITs - Mortgage (0.1%)
              -----------------------
     60,000   Arbor Realty Trust, Inc., 7.38% (cost: $1,500)                                 $     1,511
                                                                                             -----------
              Total Global Real Estate Equity Securities (cost: $11,463)                          12,392

PRINCIPAL
AMOUNT                                                          COUPON
(000)                                                             RATE         MATURITY
--------------------------------------------------------------------------------------------------------
              BONDS (32.9%)

              CORPORATE OBLIGATIONS (13.0%)

              CONSUMER DISCRETIONARY (0.2%)
              ----------------------------
              PUBLISHING (0.1%)
$     1,995   Cengage Learning Acquisitions, Inc. (e)             7.00%       3/31/2020            2,000
                                                                                            ------------
              SPECIALTY STORES (0.1%)
      2,000   Guitar Center, Inc. (a)                             6.50        4/15/2019            1,705
      1,000   Toys R Us Property Co. II, LLC                      8.50       12/01/2017            1,005
                                                                                            ------------
                                                                                                   2,710
                                                                                            ------------
              Total Consumer Discretionary                                                         4,710
                                                                                            ------------
              ENERGY (2.1%)
              -------------
              OIL & GAS DRILLING (0.1%)
      3,813   Schahin II Finance Co. SPV Ltd. (a)                 5.88        9/25/2023            2,307
                                                                                            ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
      1,900   Alta Mesa Holdings, LP                              9.63       10/15/2018            1,539
      2,000   American Energy - Permian Basin, LLC (a)            7.13       11/01/2020            1,630
      2,000   California Resources Corp. (a)                      6.00       11/15/2024            1,792
      2,000   Fieldwood Energy, LLC (e)                           8.38        9/30/2020            1,541
      2,050   Rex Energy Corp.                                    8.88       12/01/2020            1,727
      1,000   Sabine Oil & Gas, LLC (e)                           8.75       12/31/2018              662
      2,000   Samson Investment Co. (e)                           5.00        9/25/2018            1,274
                                                                                            ------------
                                                                                                  10,165
                                                                                            ------------
              OIL & GAS STORAGE & TRANSPORTATION (1.6%)
     10,000   DCP Midstream, LLC (a)                              5.85        5/21/2043            8,075
      8,680   Enbridge Energy Partners, LP (f)                    8.05       10/01/2077            9,374
     13,030   Energy Transfer Partners, LP                        3.27 (g)   11/01/2066           11,597
      7,980   Enterprise Products Operating, LLC (f)              7.00        6/01/2067            8,103
      1,900   Martin Midstream Partners, LP                       7.25        2/15/2021            1,834
      2,352   Southern Union Co.                                  3.27 (g)   11/01/2066            1,858
        500   Targa Resources Partners, LP (a)                    5.00        1/15/2018              521
                                                                                            ------------
                                                                                                  41,362
                                                                                            ------------
              Total Energy                                                                        53,834
                                                                                            ------------
              FINANCIALS (7.8%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
     10,000   Prospect Capital Corp.                              5.00        7/15/2019           10,210
      8,010   State Street Capital Trust IV                       1.24 (g)    6/01/2077            6,769
      2,400   Walter Investment Management Corp.                  7.88       12/15/2021            2,214
                                                                                            ------------
                                                                                                  19,193
                                                                                            ------------

================================================================================

17  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                            RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (0.6%)
$     2,000   Compass Bank                                        6.40%      10/01/2017     $      2,182
      5,000   JPMorgan Chase Capital XIII                         1.21 (g)    9/30/2034            4,175
     10,000   JPMorgan Chase Capital XXI                          1.20 (g)    1/15/2087            8,325
                                                                                            ------------
                                                                                                  14,682
                                                                                            ------------
              LIFE & HEALTH INSURANCE (1.4%)
     12,342   Lincoln National Corp. (f)                          7.00        5/17/2066           12,033
      1,000   Lincoln National Corp.                              6.05        4/20/2067              974
      7,800   Prudential Financial, Inc.                          5.63        6/15/2043            8,288
      2,135   Prudential Financial, Inc.                          5.20        3/15/2044            2,175
     10,935   StanCorp Financial Group, Inc. (f)                  6.90        6/01/2067           11,167
                                                                                            ------------
                                                                                                  34,637
                                                                                            ------------
              MULTI-LINE INSURANCE (1.3%)
     15,127   Genworth Holdings, Inc. (f)                         6.15       11/15/2066            9,871
     12,255   Glen Meadow Pass-Through Trust (a)                  6.51        2/12/2067           11,573
     12,810   Nationwide Mutual Insurance Co. (a),(f)             2.53 (g)   12/15/2024           12,837
                                                                                            ------------
                                                                                                  34,281
                                                                                            ------------
              MULTI-SECTOR HOLDINGS (0.2%)
      5,325   BNSF Funding Trust I                                6.61       12/15/2055            5,989
                                                                                            ------------
              PROPERTY & CASUALTY INSURANCE (1.9%)
     10,800   Allstate Corp.                                      5.75        8/15/2053           11,695
     10,000   AmTrust Financial Services, Inc.                    6.13        8/15/2023           10,660
     11,050   HSB Group, Inc. (c)                                 1.16 (g)    7/15/2027            6,962
     14,215   Oil Insurance Ltd. (a)                              3.24 (g)            -(h)        12,793
      6,500   Travelers Companies, Inc. (f)                       6.25        3/15/2067            6,990
                                                                                            ------------
                                                                                                  49,100
                                                                                            ------------
              REAL ESTATE DEVELOPMENT (0.1%)
      1,800   Forestar USA Real Estate Group, Inc. (a)            8.50        6/01/2022            1,728
                                                                                            ------------
              REGIONAL BANKS (1.1%)
      1,000   Allfirst Preferred Capital Trust                    1.75 (g)    7/15/2029              880
      8,000   Cullen/Frost Capital Trust II                       1.78 (g)    3/01/2034            7,034
      4,000   First Maryland Capital Trust I                      1.25 (g)    1/15/2027            3,520
      5,000   Fulton Capital Trust I (f)                          6.29        2/01/2036            4,988
      2,000   Huntington Capital Trust II "B"                     0.87 (g)    6/15/2028            1,610
      3,500   M&T Capital Trust I (f)                             8.23        2/01/2027            3,533
      5,039   Manufacturers & Traders Trust Co. (f)               5.63       12/01/2021            5,272
                                                                                            ------------
                                                                                                  26,837
                                                                                            ------------
              REINSURANCE (0.3%)
      4,000   Alterra USA Holdings Ltd. (a),(f)                   7.20        4/14/2017            4,361
      3,750   Platinum Underwriters Finance, Inc. (f)             7.50        6/01/2017            4,178
                                                                                            ------------
                                                                                                   8,539
                                                                                            ------------
              THRIFTS & MORTGAGE FINANCE (0.1%)
      2,000   Ocwen Financial Corp. (a)                           6.63        5/15/2019            1,780
                                                                                            ------------
              Total Financials                                                                   196,766
                                                                                            ------------
              INDUSTRIALS (0.3%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
      1,250   Moog, Inc. (a)                                      5.25       12/01/2022            1,294
                                                                                            ------------
              AIRLINES (0.0%)
        813   America West Airlines, Inc. Pass-Through Trust
                   (INS)                                          7.93        7/02/2020              896
                                                                                            ------------
              MARINE (0.1%)
      1,900   Navios Maritime Holdings, Inc. (a)                  7.38        1/15/2022            1,791
                                                                                            ------------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)(i)      SECURITY                                            RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
$     3,137   ILFC E-Capital Trust I (a)                          4.37% (g)  12/21/2065     $      2,980
                                                                                            ------------
              Total Industrials                                                                    6,961
                                                                                            ------------
              MATERIALS (0.0%)
              ----------------
              GOLD (0.0%)
CAD   3,000   Allied Nevada Gold Corp. (a)                        8.75        6/01/2019              852
                                                                                            ------------
              UTILITIES (2.6%)
              ----------------
              ELECTRIC UTILITIES (1.0%)
      6,085   NextEra Energy Capital Holdings, Inc. (f)           6.35       10/01/2066            6,026
      7,000   NextEra Energy Capital Holdings, Inc. (f)           6.65        6/15/2067            7,004
        500   NextEra Energy Capital Holdings, Inc.               7.30        9/01/2067              528
      7,400   PPL Capital Funding, Inc. (f)                       6.70        3/30/2067            7,311
      4,041   Texas Competitive Electric Holdings Co., LLC (e)    4.66       10/10/2017            2,589
                                                                                            ------------
                                                                                                  23,458
                                                                                            ------------
              MULTI-UTILITIES (1.6%)
      6,350   Dominion Resources, Inc. (f)                        7.50        6/30/2066            6,587
      3,500   Dominion Resources, Inc. (f)                        2.56 (g)    9/30/2066            3,277
      5,291   Integrys Energy Group, Inc. (f)                     6.11       12/01/2066            5,253
     12,464   Puget Sound Energy, Inc. (f)                        6.97        6/01/2067           12,698
     13,000   Wisconsin Energy Corp.                              6.25        5/15/2067           13,071
                                                                                            ------------
                                                                                                  40,886
                                                                                            ------------
              Total Utilities                                                                     64,344
                                                                                            ------------
              Total Corporate Obligations (cost: $309,347)                                       327,467
                                                                                            ------------
              EURODOLLAR AND YANKEE OBLIGATIONS (3.9%)

              ENERGY (0.3%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
      9,650   TransCanada PipeLines Ltd. (f)                      6.35        5/15/2067            9,312
                                                                                            ------------
              FINANCIALS (1.8%)
              -----------------
              DIVERSIFIED BANKS (0.9%)
      2,000   Barclays Bank plc                                   0.63 (g)            -(h)         1,260
      5,485   Barclays Bank plc                                   0.63 (g)            -(h)         3,510
     11,500   Barclays Bank plc                                   0.63 (g)            -(h)         7,245
      2,000   Barclays Bank plc (a)                               7.70                -(h)         2,185
      1,600   HSBC Bank plc                                       0.60 (g)            -(h)         1,002
      8,000   HSBC Bank plc                                       0.69 (g)            -(h)         5,030
      2,500   LBI hf, acquired 10/12/2007;
              cost $2,500(a),(b),(c),(j)                          7.43                -(h)            --
      5,150   Lloyds Bank plc                                     0.60 (g)            -(h)         3,322
                                                                                            ------------
                                                                                                  23,554
                                                                                            ------------
              LIFE & HEALTH INSURANCE (0.4%)
      9,800   Great-West Life & Annuity Insurance Capital,
                   LP (a),(f)                                     7.15        5/16/2046           10,192
                                                                                            ------------
              PROPERTY & CASUALTY INSURANCE (0.5%)
     11,850   QBE Capital Funding III Ltd. (a),(f)                7.25        5/24/2041           13,111
                                                                                            ------------
              REGIONAL BANKS (0.0%)
      3,000   Glitnir Banki hf, acquired 9/11/2006 -
                   10/18/2006; cost $3,051(a),(b),(c),(j)         7.45                -(h)            --
                                                                                            ------------
              Total Financials                                                                    46,857
                                                                                            ------------

================================================================================

19  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                            RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              INDUSTRIALS (0.1%)
              ------------------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
$     1,300   Ashtead Capital, Inc. (a)                           5.63%      10/01/2024     $      1,371
                                                                                            ------------
              MATERIALS (0.8%)
              ----------------
              DIVERSIFIED METALS & MINING (0.1%)
      1,900   Vedanta Resources plc (a)                           6.00        1/31/2019            1,739
                                                                                            ------------
              GOLD (0.7%)
      9,200   Kinross Gold Corp.                                  5.95        3/15/2024            9,221
      5,000   Newcrest Finance Proprietary Ltd. (a)               4.45       11/15/2021            4,927
      4,200   St. Barbara Ltd. (a)                                8.88        4/15/2018            3,675
                                                                                            ------------
                                                                                                  17,823
                                                                                            ------------
              Total Materials                                                                     19,562
                                                                                            ------------
              UTILITIES (0.9%)
              ----------------
              ELECTRIC UTILITIES (0.9%)
      4,000   EDP Finance B.V. (a)                                4.13        1/15/2020            4,180
      7,400   Electricite De France S.A. (a)                      5.25                -(h)         7,862
      6,800   Enel S.p.A. (a)                                     8.75        9/24/2073            8,334
      1,000   SPI Electricity Proprietary Ltd. (INS)(a),(f)       7.25       12/01/2016            1,075
                                                                                            ------------
                                                                                                  21,451
                                                                                            ------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
        700   AES Gener S.A. (a)                                  8.38       12/18/2073              767
                                                                                            ------------
              Total Utilities                                                                     22,218
                                                                                            ------------
              Total Eurodollar and Yankee Obligations (cost: $97,639)                             99,320
                                                                                            ------------
              ASSET-BACKED SECURITIES (0.1%)

              FINANCIALS (0.1%)
              -----------------
              ASSET-BACKED FINANCING (0.1%)
      3,000   SLC Student Loan Trust                              0.70 (g)    7/15/2036            2,640
      1,210   SLM Student Loan Trust                              0.81 (g)   10/25/2038            1,079
                                                                                            ------------
                                                                                                   3,719
                                                                                            ------------
              Total Financials                                                                     3,719
                                                                                            ------------
              Total Asset-Backed Securities (cost: $3,296)                                         3,719
                                                                                            ------------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              -----------------
      1,358   Sequoia Mortgage Trust                              1.07 (g)    9/20/2033            1,186
      1,299   Wells Fargo Mortgage Backed Securities Trust        3.66 (g)    4/25/2035            1,246
                                                                                            ------------
                                                                                                   2,432
                                                                                            ------------
              Total Collateralized Mortgage Obligations (cost: $2,489)                             2,432
                                                                                            ------------
              COMMERCIAL MORTGAGE SECURITIES (7.9%)

              FINANCIALS (7.9%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (7.9%)
      2,444   Banc of America Commercial Mortgage, Inc. (a)       5.28       12/10/2042            2,384
      2,000   Banc of America Commercial Mortgage, Inc. (f)       4.77        7/10/2043            1,964
     10,000   Banc of America Commercial Mortgage, Inc.           5.84        7/10/2044           10,337
      8,500   Banc of America Commercial Mortgage, Inc.           5.76        5/10/2045            8,862
      2,000   Banc of America Commercial Mortgage, Inc.           5.42       10/10/2045            2,074

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                            RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
$     6,000   Banc of America Commercial Mortgage, Inc. (f)       5.15%       9/10/2047     $      6,097
      5,250   Banc of America Commercial Mortgage, Inc. (a),(f)   6.14        9/10/2047            5,295
      3,500   Banc of America Commercial Mortgage, Inc.           6.27        2/10/2051            3,737
      2,000   Bear Stearns Commercial Mortgage Securities,
                   Inc.                                           5.43       12/11/2040            1,991
      4,000   Bear Stearns Commercial Mortgage Securities,
                   Inc.                                           5.21        2/11/2041            4,003
      3,000   Bear Stearns Commercial Mortgage Securities,
                   Inc. (a)                                       5.66        9/11/2041            2,911
      2,000   Bear Stearns Commercial Mortgage Securities,
                   Inc.                                           5.60       10/12/2041            2,029
      1,600   CD Commercial Mortgage Trust                        5.69       10/15/2048            1,572
      8,000   Citigroup Commercial Mortgage Trust                 5.77        3/15/2049            8,296
      2,000   Citigroup Commercial Mortgage Trust                 6.15       12/10/2049            2,021
     10,000   Commercial Mortgage Loan Trust                      5.79        7/10/2038           10,216
      6,000   Commercial Mortgage Loan Trust (f)                  6.04       12/10/2049            6,141
      2,000   Commercial Mortgage Loan Trust (a)                  5.54       12/11/2049            2,089
     16,400   Credit Suisse Commercial Mortgage Pass-
                   Through Trust                                  0.36        2/15/2040           15,146
      1,000   Credit Suisse First Boston Mortgage Securities
                   Corp.                                          0.42        4/15/2037              996
      8,000   GE Capital Commercial Mortgage Corp.                5.27        3/10/2044            8,105
      2,000   GE Capital Commercial Mortgage Corp.                5.32       11/10/2045            2,014
      9,355   GE Capital Commercial Mortgage Corp.                5.61       12/10/2049            9,851
      2,368   GMAC Commercial Mortgage Securities, Inc.           4.97       12/10/2041            2,418
      1,000   GMAC Commercial Mortgage Securities, Inc.           4.98       12/10/2041            1,024
      4,000   GS Mortgage Securities Corp. II                     5.52        4/10/2038            4,097
      2,800   GS Mortgage Securities Corp. II                     4.78        7/10/2039            2,812
        625   J.P. Morgan Chase Commercial Mortgage
                   Securities Corp.                               5.00       10/15/2042              635
     11,225   J.P. Morgan Chase Commercial Mortgage
                   Securities Corp.                               5.04       10/15/2042           11,338
      8,000   J.P. Morgan Chase Commercial Mortgage
                   Securities Corp.                               5.57        4/15/2043            8,246
      2,000   J.P. Morgan Chase Commercial Mortgage
                   Securities Corp.                               5.38       12/15/2044            2,062
      2,000   J.P. Morgan Chase Commercial Mortgage
                   Securities Corp.                               5.38       12/15/2044            2,058
      3,675   J.P. Morgan Chase Commercial Mortgage
                   Securities Corp.                               5.88        4/15/2045            3,671
      5,000   J.P. Morgan Chase Commercial Mortgage
                   Securities Corp.                               5.41        5/15/2047            4,311
      2,000   LB-UBS Commercial Mortgage Trust                    5.28        2/15/2041            2,031
      2,500   Merrill Lynch Mortgage Trust                        5.22        7/12/2038            2,446
      1,000   Merrill Lynch Mortgage Trust                        5.25        7/12/2038              944
     11,500   Merrill Lynch Mortgage Trust                        5.69        5/12/2039           11,651
      7,000   Merrill Lynch Mortgage Trust                        5.01       10/12/2041            7,006
      1,000   Merrill Lynch Mortgage Trust                        5.42        1/12/2044            1,015
      3,000   ML-CFC Commercial Mortgage Trust                    5.42        8/12/2048            3,136
      3,000   ML-CFC Commercial Mortgage Trust (f)                5.89        8/12/2049            3,065
      1,000   Morgan Stanley Capital I Trust                      5.49        3/12/2044            1,002
        878   Morgan Stanley Capital I, Inc.                      5.15        8/13/2042              887
        723   Morgan Stanley Capital I, Inc.                      5.17        8/13/2042              730
      3,400   Wachovia Bank Commercial Mortgage Trust             5.71        5/15/2043            3,511
      1,337   Wachovia Bank Commercial Mortgage Trust (a)         4.99        5/15/2044            1,333
                                                                                            ------------
                                                                                                 199,560
                                                                                            ------------
              Total Financials                                                                   199,560
                                                                                            ------------
              Total Commercial Mortgage Securities (cost: $182,635)                              199,560
                                                                                            ------------

================================================================================

21  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                            RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (0.0%)(k)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
$        2    Government National Mortgage Assn. I                6.50%       5/15/2023     $          3
        11    Government National Mortgage Assn. I                6.50        4/15/2024               13
         5    Government National Mortgage Assn. I                7.50        3/15/2017                5
         8    Government National Mortgage Assn. I                7.50        3/15/2017                8
         2    Government National Mortgage Assn. I                8.00       11/15/2016                2
         1    Government National Mortgage Assn. I                8.50        6/15/2016                1
         1    Government National Mortgage Assn. I                8.50        6/15/2016                1
         1    Government National Mortgage Assn. I                8.50        7/15/2016                1
        --    Government National Mortgage Assn. I                8.50        9/15/2016                1
         1    Government National Mortgage Assn. I                8.50       12/15/2016                1
         1    Government National Mortgage Assn. I                8.50        1/15/2017                1
                                                                                            ------------
                                                                                                      37
                                                                                            ------------
              Total U.S. Government Agency Issues (cost: $34)                                         37
                                                                                            ------------
              U.S. TREASURY SECURITIES (7.9%)

              BONDS (4.9%)
    16,520    2.34%, 8/15/2044 (STRIPS Principal) (l)                                              7,562
    81,500    3.13%, 8/15/2044                                                                    90,293
    23,000    3.00%, 11/15/2044                                                                   24,908
                                                                                            ------------
                                                                                                 122,763
                                                                                            ------------
              NOTES (3.0%)
    22,600    1.75%, 5/15/2022(m)                                                                 22,485
     8,000    2.75%, 11/15/2023                                                                    8,524
     7,000    2.50%, 5/15/2024                                                                     7,303
    37,500    2.38%, 8/15/2024                                                                    38,716
                                                                                            ------------
                                                                                                  77,028
                                                                                            ------------
              Total U.S. Treasury Securities (cost: $187,634)                                    199,791
                                                                                            ------------
              Total Bonds (cost: $783,074)                                                       832,326
                                                                                            ------------
              MONEY MARKET INSTRUMENTS (2.6%)

              COMMERCIAL PAPER (0.1%)

              ENERGY (0.1%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     2,471    Enterprise Products Operating, LLC (a),(n)          0.47        3/02/2015            2,471
                                                                                            ------------

NUMBER OF
SHARES
--------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (2.5%)
62,656,106    State Street Institutional Liquid Reserves Fund Premier Class, 0.09% (o)            62,656
                                                                                            ------------

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                                                             VALUE
(000)         SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              U.S. TREASURY BILLS (0.0%)
$       400   0.10%, 3/19/2015(m),(p)                                                       $        400
                                                                                            ------------
              Total Money Market Instruments (cost: $65,527)                                      65,527
                                                                                            ------------

              TOTAL INVESTMENTS (COST: $2,261,710)                                          $  2,510,718
                                                                                            ============

NUMBER OF
CONTRACTS
--------------------------------------------------------------------------------------------------------
               PURCHASED OPTIONS (0.0%)
      1,820    Call - iShares 20+ Year Treasury Bond ETF expiring March 20, 2015 at 133              126
        300    Put - S&P 500 Index expiring June 30, 2015 at 1,800                                   465
                                                                                            ------------

               TOTAL PURCHASED OPTIONS (COST: $1,377)                                       $        591
                                                                                            ============

               WRITTEN OPTIONS (0.0%)
     (1,820)   Call - iShares 20+ Year Treasury Bond ETF expiring March 20, 2015 at 138              (27)
       (300)   Put - S&P 500 Index expiring June 30, 2015 at 1600                                   (194)
                                                                                            ------------

               TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $585)                              $       (221)
                                                                                            ============

                                                                                              UNREALIZED
NUMBER OF                                                                                  APPRECIATION/
CONTRACTS                                       EXPIRATION           CONTRACT             (DEPRECIATION)
LONG/(SHORT)                                       DATE             VALUE (000)                    (000)
--------------------------------------------------------------------------------------------------------
               FUTURES (0.2%)
         44    Mini MSCI EAFE                   3/20/2015           $     4,126             $        294
                                                                    ===========             ============

================================================================================

23  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

($ in 000s)                                                         VALUATION HIERARCHY
                                                                    -------------------

                                                       (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                                     QUOTED PRICES         OTHER          SIGNIFICANT
                                                       IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                        MARKETS         OBSERVABLE           INPUTS
                                                     FOR IDENTICAL        INPUTS
ASSETS                                                   ASSETS                                                  TOTAL
----------------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                                      $     617,004     $         --      $         --   $      617,004
  Preferred Stocks                                              --           31,939               750           32,689
  Exchange-Traded Funds                                    198,846               --                --          198,846
  Fixed-Income Exchange-Traded Funds                        57,083               --                --           57,083
International Equity Securities:
  Common Stocks                                            322,507               --                --          322,507
  Preferred Stocks                                           1,523               --                --            1,523
  Exchange-Traded Funds                                    325,780               --                --          325,780
Precious Metals and Commodity-Related
Securities:
  Gold                                                      21,161               --                --           21,161
  Silver                                                     3,341               --                --            3,341
  Exchange-Traded Funds                                     20,539               --                --           20,539
Global Real Estate Equity Securities:
  Common Stocks                                             10,881               --                --           10,881
  Preferred Stocks                                              --            1,511                --            1,511
Bonds:
  Corporate Obligations                                         --          320,505             6,962          327,467
  Eurodollar and Yankee Obligations                             --           99,320                --           99,320
  Asset-Backed Securities                                       --            3,719                --            3,719
  Collateralized Mortgage Obligations                           --            2,432                --            2,432
  Commercial Mortgage Securities                                --          199,560                --          199,560
  U.S. Government Agency Issues                                 --               37                --               37
  U.S. Treasury Securities                                 192,229            7,562                --          199,791
Money Market Instruments:
  Commercial Paper                                              --            2,471                --            2,471
  Money Market Funds                                        62,656               --                --           62,656
  U.S. Treasury Bills                                           --              400                --              400
Purchased Options                                              591               --                --              591
Futures(1)                                                     294               --                --              294
----------------------------------------------------------------------------------------------------------------------
Total                                                $   1,834,435     $    669,456      $      7,712    $   2,511,603
----------------------------------------------------------------------------------------------------------------------

                                                       (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                                     QUOTED PRICES         OTHER          SIGNIFICANT
                                                       IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                        MARKETS         OBSERVABLE           INPUTS
                                                     FOR IDENTICAL        INPUTS
LIABILITIES                                            LIABILITIES                                               TOTAL
----------------------------------------------------------------------------------------------------------------------
Written Options                                      $        (221)    $         --      $         --    $        (221)
----------------------------------------------------------------------------------------------------------------------
Total                                                $        (221)    $         --      $         --    $        (221)
----------------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/depreciation on the investment.

================================================================================

                                                  Portfolio of Investments |  24

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                           PREFERRED                CORPORATE
                                                                              STOCKS              OBLIGATIONS
-------------------------------------------------------------------------------------------------------------
Balance as of May 31, 2014                                                    $6,140                   $8,619
Purchases                                                                          -                        -
Sales                                                                         (5,565)                       -
Transfers into Level 3                                                             -                        -
Transfers out of Level 3                                                           -                        -
Net realized gain (loss) on investments                                         (385)                       -
Change in net unrealized appreciation/depreciation of investments                560                   (1,657)
-------------------------------------------------------------------------------------------------------------
Balance as of February 28, 2015                                                 $750                   $6,962
-------------------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through February 28, 2015, common stocks with a fair value of $3,956,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At February 28, 2015, the closing price was not adjusted for these securities. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

25  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

26  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

================================================================================

27  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

10. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain equity securities which are valued based on methods discussed in Notes A1 and A2, certain bonds, which are valued based on methods discussed in Notes A4 and A5, and commercial paper and treasury bills, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

================================================================================

                                         Notes to Portfolio of Investments |  28

================================================================================

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at February 28, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

================================================================================

29  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of February 28, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2015, were $306,947,000 and $58,725,000, respectively, resulting in net unrealized appreciation of $248,222,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,527,367,000 at February 28, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 31.0% of net assets at February 28, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts

================================================================================

                                         Notes to Portfolio of Investments |  30

================================================================================

exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD      Canadian dollars
REIT     Real estate investment trust
STRIPS   Separate trading of registered interest and principal of securities

================================================================================

31  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2015, was $750,000, which represented less than 0.1% of the Fund's net assets.
(c) Security was fair valued at February 28, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $7,712,000, which represented 0.3% of the Fund's net assets.
(d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2015.
(e) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(f) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at February 28, 2015.
(g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2015.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i)  In U.S. dollars unless otherwise noted.
(j) At February 28, 2015, the issuer was in default with respect to interest and/or principal payments.

================================================================================

                                         Notes to Portfolio of Investments |  32

================================================================================

(k) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the
     Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(l) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(m) Securities and cash with a value of $24,851,000 are segregated as collateral for initial margin requirements on open futures contracts.
(n) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(o) Rate represents the money market fund annualized seven-day yield at February 28, 2015.
(p) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.
*    Non-income-producing security.

================================================================================

33  | USAA Cornerstone Moderately Aggressive Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended FEBRUARY 28, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    04/23/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    04/27/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/27/2015
         ------------------------------